UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21318

Name of Fund: BlackRock Corporate High Yield Fund VI, Inc. (HYT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund VI, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Auto Components - 0.1%	Lear Corp. (a)		7,033	$443,005

Building Products - 0.6%	Masonite Worldwide Holdings (a)		57,354	2,007,390

Capital Markets - 0.2%	E*Trade Financial Corp. (a)		464,000	760,960

Chemicals - 0.0%	Wellman Holdings, Inc. (a)		2,616	654

Communications Equipment - 0.9%	Loral Space & Communications Ltd. (a)		104,619	3,463,935

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		116,910	7,833
	SunPower Corp., Class B (a)		1,235	22,069

				29,902

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (a)		1,816	12,712

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd.		197,451	383,527
	Ainsworth Lumber Co. Ltd. (a)(b)		221,591	430,886
	Western Forest Products, Inc. (a)(b)		78,039	14,419

				828,832

	Total Common Stocks - 2.0%			7,547,390

	Corporate Bonds		Par (000)

Airlines - 2.3%	American Airlines, Inc., 10.50%, 10/15/12 (b)	USD	920	929,200
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		510	507,450
	Continental Airlines, Inc., Series 1997-4-B, 6.90%, 7/02/18		1,996	1,826,137
	Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12		450	423,002
	Continental Airlines, Inc., Series 2003-RJ, 7.88%, 1/02/20		725	587,258
	Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		220	223,300
	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		900	900,000
	United Air Lines, Inc., 12.75%, 7/15/12		3,120	3,174,600

				8,570,947

Auto Components - 1.1%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		623	644,805
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		69	67,753
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		2,295	2,352,375
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		1,195	1,223,381

				4,288,314

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		1,192	1,230,740

Biotechnology - 0.3%	QHP Pharma, 10.25%, 3/15/15 (b)		1,120	1,132,802

Building Products - 0.6%	Associated Materials LLC, 9.88%, 11/15/16 (b)		690	721,050
	Ply Gem Industries, Inc., 11.75%, 6/15/13		1,440	1,375,200

				2,096,250

Capital Markets - 0.2%	E*Trade Financial Corp., 3.42%, 8/31/19 (b)(c)(d)		380	593,275

Chemicals - 2.0%	American Pacific Corp., 9.00%, 2/01/15		1,400	1,305,500
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	440	597,916
	Huntsman International LLC, 5.50%, 6/30/16 (b)	USD	860	746,050
	Innophos, Inc., 8.88%, 8/15/14		1,250	1,275,000
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,985	1,965,150

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Wellman Holdings, Inc., Second Lien Subordinate Note, 10.00%, 1/29/19 (b)(c)	USD	1,450	$1,450,000
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (c)(e)		452	226,000

				7,565,616

Commercial Services & Supplies - 4.2%	ACCO Brands Corp., 10.63%, 3/15/15 (b)		395	426,106
	Altegrity, Inc., 10.50%, 11/01/15 (b)		1,100	946,000
	ISS Financing, 11.00%, 6/15/14	EUR	440	712,438
	International Lease Finance Corp., 5.63%, 9/20/13	USD	215	169,203
	International Lease Finance Corp., 5.65%, 6/01/14		1,220	929,373
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		935	1,007,462
	Scientific Games International, Inc., 9.25%, 6/15/19		1,335	1,386,731
	Waste Services, Inc., 9.50%, 4/15/14		4,775	4,894,375
	West Corp., 9.50%, 10/15/14		1,520	1,482,000
	West Corp., 11.00%, 10/15/16		3,785	3,813,387

				15,767,075

Construction Materials - 1.3%	Nortek, Inc., 10.00%, 12/01/13		3,445	3,531,125
	Texas Industries, Inc., 7.25%, 7/15/13		1,285	1,243,238

				4,774,363

Consumer Finance - 0.2%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (f)		340	308,210
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		300	299,766
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		290	288,823

				896,799

Containers & Packaging - 4.5%	Berry Plastics Corp., 4.13%, 9/15/14 (f)		2,740	2,137,200
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		745	679,812
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	118	182,498
	Graphic Packaging International, Inc., 9.50%, 8/15/13	USD	100	102,500
	Graphic Packaging International, Inc., 9.50%, 6/15/17		1,245	1,313,475
	Impress Holdings BV, 3.41%, 9/15/13 (b)(f)		670	628,962
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,575	1,606,500
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	254	366,137
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	2,165	1,602,100
	Pregis Corp., 12.38%, 10/15/13		1,920	1,824,000
	Rock-Tenn Co., 8.20%, 8/15/11		3,175	3,333,750
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	785	1,125,672
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		745	1,082,296
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	760	799,900

				16,784,802

Diversified Consumer Services - 1.2%	Service Corp. International, 7.00%, 6/15/17		4,775	4,607,875

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Diversified Financial Services - 6.2%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16	USD	820	$895,850
	FCE Bank Plc, 7.88%, 2/15/11	GBP	1,050	1,697,114
	FCE Bank Plc, 7.13%, 1/16/12	EUR	4,550	6,524,595
	FCE Bank Plc, 7.13%, 1/15/13		1,450	2,035,722
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	1,161	1,134,877
	GMAC LLC, 6.88%, 9/15/11 (b)		900	866,250
	GMAC LLC, 6.88%, 8/28/12 (b)		1,000	947,500
	GMAC LLC, 2.46%, 12/01/14 (b)(f)		1,415	1,096,625
	GMAC LLC, 6.75%, 12/01/14 (b)		2,160	1,933,200
	GMAC LLC, 8.00%, 11/01/31 (b)		1,600	1,372,000
	Leucadia National Corp., 8.13%, 9/15/15		2,100	2,126,250
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	600	887,414
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)	USD	1,900	1,919,000

				23,436,397

Diversified Telecommunication Services - 4.7%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12		1,680	1,562,400
	GCI, Inc., 8.63%, 11/15/19 (b)		1,700	1,700,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		2,270	2,383,500
	Qwest Communications International, Inc., 7.50%, 2/15/14		3,190	3,158,100
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		900	900,000
	Qwest Communications International, Inc., 3.50%, 11/15/25 (c)		1,625	1,622,969
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		2,820	2,791,800
	Qwest Corp., 7.63%, 6/15/15		875	890,312
	Qwest Corp., 8.38%, 5/01/16 (b)		1,120	1,170,400
	Windstream Corp., 8.13%, 8/01/13		1,620	1,656,450

				17,835,931

Electric Utilities - 1.1%	NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,630	1,458,850
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		2,902	2,736,769

				4,195,619

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16		470	484,100

Energy Equipment & Services - 0.6%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		335	331,650
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		510	504,263
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		860	896,550
	North American Energy Partners, Inc., 8.75%, 12/01/11		595	589,050

				2,321,513

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Food & Staples Retailing - 0.8%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)	USD	1,300	$1,105,000
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		265	285,537
	Rite Aid Corp., 9.75%, 6/12/16		660	712,800
	Rite Aid Corp., 10.25%, 10/15/19 (b)		805	819,088

				2,922,425

Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		1,240	1,298,900

Health Care Equipment & Supplies - 1.2%	DJO Finance LLC, 10.88%, 11/15/14 (g)		2,720	2,862,800
	Hologic, Inc., 2.00%, 12/15/37 (c)(h)		2,170	1,757,700

				4,620,500

Health Care Providers & Services - 1.2%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		345	351,900
	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		170	151,938
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		2,560	2,707,200
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		1,050	1,168,125

				4,379,163

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.13%, 2/15/13		4,780	4,684,400
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(i)		893	186,414
	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(i)		2,575	1,030,000
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(i)		1,895	473,750
	MGM Mirage, 11.13%, 11/15/17 (b)		1,310	1,434,450
	San Pasqual Casino, 8.00%, 9/15/13 (b)		1,575	1,484,437
	Scientific Games Corp., 0.75%, 12/01/24 (c)(h)		460	457,125
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		95	68,875
	Travelport LLC, 4.88%, 9/01/14 (f)		195	163,800
	Travelport LLC, 9.88%, 9/01/14		320	320,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(i)		515	1,931
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(i)		1,500	307,500

				10,612,682

Household Durables - 2.3%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,700	1,836,000
	Jarden Corp., 8.00%, 5/01/16		435	448,050
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		2,880	2,937,600
	KB Home, 6.38%, 8/15/11		48	48,120
	KB Home, 9.10%, 9/15/17		345	358,800
	Standard Pacific Corp., 6.25%, 4/01/14		570	503,025
	Standard Pacific Corp., 7.00%, 8/15/15		595	525,088
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		2,090	2,069,100

				8,725,783

IT Services - 1.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (c)		2,210	2,163,038
	First Data Corp., 9.88%, 9/24/15		245	218,050
	First Data Corp., 11.25%, 3/31/16		3,310	2,730,750

				5,111,838

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Independent Power Producers & Energy Traders - 2.9%	The AES Corp., 8.75%, 5/15/13 (b)	USD	51	$51,892
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		975	838,500
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		2,010	2,020,050
	Energy Future Holdings Corp., 11.25%, 11/01/17 (e)		5,624	3,515,044
	NRG Energy, Inc., 7.25%, 2/01/14		2,550	2,572,312
	NRG Energy, Inc., 7.38%, 2/01/16		1,600	1,592,000
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)		317	201,402

				10,791,200

Industrial Conglomerates - 2.3%	Sequa Corp., 11.75%, 12/01/15 (b)		3,810	3,390,900
	Sequa Corp., 13.50%, 12/01/15 (b)(e)		6,033	5,248,288

				8,639,188

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		2,600	2,561,000
	USI Holdings Corp., 4.15%, 11/15/14 (b)(f)		1,070	850,650

				3,411,650

Internet & Catalog Retail - 0.2%	NetFlix, Inc., 8.50%, 11/15/17 (b)		560	574,000

Leisure Equipment & Products - 0.5%	Brunswick Corp., 11.25%, 11/01/16 (b)		1,185	1,324,238
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(j)		435	443,156

				1,767,394

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		275	286,687

Machinery - 1.3%	AGY Holding Corp., 11.00%, 11/15/14		2,050	1,670,750
	Navistar International Corp., 3.00%, 10/15/14 (c)		800	754,000
	Navistar International Corp., 8.25%, 11/01/21		1,500	1,473,750
	RBS Global, Inc., 9.50%, 8/01/14 (b)		349	347,255
	RBS Global, Inc., 8.88%, 9/01/16		785	679,025

				4,924,780

Marine - 1.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (c)		3,340	2,638,600
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		573	563,689
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		790	809,750
	Trico Shipping AS, 11.88%, 11/01/14 (b)		525	532,219

				4,544,258

Media - 10.7%	Affinion Group, Inc., 10.13%, 10/15/13		2,784	2,839,680
	CCO Holdings LLC, 8.75%, 11/15/13		875	963,594
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)(f)		254	5,080
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		550	578,187
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		660	683,100
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		2,445	2,573,362
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(e)		1,570	1,601,400
	Charter Communications Holdings II, LLC, 13.25%, 11/30/16		876	1,040,709
	Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)(h)		730	742,775

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)(h)	USD	1,070	$1,088,725
	EchoStar DBS Corp., 7.00%, 10/01/13		150	150,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (f)		550	452,375
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		660	619,575
	Intelsat Corp., 9.25%, 6/15/16		2,930	2,959,300
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		420	424,200
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)		940	929,425
	Liberty Media Corp., 3.13%, 3/30/23 (c)		1,748	1,745,815
	Lighthouse International Co. SA, 8.00%, 4/30/14	EUR	602	537,839
	Lighthouse International Co. SA, 8.00%, 4/30/14 (b)		280	250,158
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	590	573,775
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		880	528,000
	Network Communications, Inc., 10.75%, 12/01/13		40	16,100
	Nielsen Finance LLC, 11.63%, 2/01/14		225	241,875
	Nielsen Finance LLC, 10.00%, 8/01/14		3,025	3,123,312
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		2,570	2,692,075
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		6,215	5,764,413
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	475	720,367
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	900	900,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		800	832,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	1,570	2,330,907
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		1,090	1,618,273
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(c)	USD	685	796,313

				40,322,709

Metals & Mining - 5.3%	Aleris International, Inc., 9.00%, 12/15/14 (a)(i)		1,625	6,094
	Aleris International, Inc., 10.00%, 12/15/16 (a)(i)		1,300	4,875
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		1,250	1,275,000
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		360	339,300
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		850	888,250
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		2,060	2,245,400
	Foundation PA Coal Co., 7.25%, 8/01/14		3,250	3,258,125
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		300	352,500
	Murray Energy Corp., 10.25%, 10/15/15 (b)		1,345	1,318,100
	New World Resources NV, 7.38%, 5/15/15	EUR	1,029	1,406,033
	Novelis, Inc., 7.25%, 2/15/15	USD	3,175	2,865,438
	Novelis, Inc., 11.50%, 2/15/15 (b)		685	712,400
	Ryerson, Inc., 7.66%, 11/01/14 (f)		640	564,800
	Ryerson, Inc., 12.00%, 11/01/15		450	457,875
	Steel Dynamics, Inc., 7.38%, 11/01/12		730	728,175
	Teck Resources Ltd., 10.25%, 5/15/16		480	542,400
	Teck Resources Ltd., 10.75%, 5/15/19		1,845	2,154,037
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		1,015	1,007,387

				20,126,189

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Multiline Retail - 0.3%	Dollar General Corp., 10.63%, 7/15/15	USD	382	$416,380
	Dollar General Corp., 11.88%, 7/15/17 (e)		213	238,027
	Saks, Inc., 9.88%, 10/01/11		470	486,450

				1,140,857

Oil, Gas & Consumable Fuels - 6.6%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		495	509,850
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		750	838,125
	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		405	440,438
	Berry Petroleum Co., 8.25%, 11/01/16		800	780,000
	Bill Barrett Corp., 9.88%, 7/15/16		385	406,175
	Chesapeake Energy Corp., 2.25%, 12/15/38 (c)		1,250	926,563
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)		280	305,200
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		1,755	1,518,075
	EXCO Resources, Inc., 7.25%, 1/15/11		2,330	2,318,350
	Encore Acquisition Co., 6.25%, 4/15/14		3,150	3,142,125
	Forest Oil Corp., 7.25%, 6/15/19		1,795	1,700,762
	Massey Energy Co., 3.25%, 8/01/15 (c)		2,795	2,305,875
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		2,110	2,104,725
	OPTI Canada, Inc., 8.25%, 12/15/14		845	676,000
	PetroHawk Energy Corp., 10.50%, 8/01/14		895	968,837
	PetroHawk Energy Corp., 7.88%, 6/01/15		680	678,300
	Range Resources Corp., 8.00%, 5/15/19		700	731,500
	Sabine Pass LNG LP, 7.50%, 11/30/16		610	506,300
	SandRidge Energy, Inc., 3.91%, 4/01/14 (f)		1,000	845,752
	SandRidge Energy, Inc., 8.63%, 4/01/15 (e)		130	124,800
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		800	820,000
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		1,570	1,479,725
	Teekay Shipping Corp., 8.88%, 7/15/11		635	654,050

				24,781,527

Paper & Forest Products - 4.7%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(e)		1,704	1,039,160
	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		600	612,000
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		625	687,500
	Georgia-Pacific Corp., 8.13%, 5/15/11		240	252,600
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		2,570	2,724,200
	NewPage Corp., 10.00%, 5/01/12		1,265	815,925
	NewPage Corp., 11.38%, 12/31/14 (b)		9,290	9,150,650
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		535	583,150
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (f)		450	337,500
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		1,715	1,577,800

				17,780,485

Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (f)		2,441	2,013,825
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		1,175	1,104,500
	Elan Finance Plc, 8.88%, 12/01/13		150	147,000
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		870	896,100

				4,161,425

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Real Estate Management & Development - 1.3%	Forest City Enterprises, Inc., 7.63%, 6/01/15	USD	2,300	$1,955,000
	Realogy Corp., 10.50%, 4/15/14		890	716,450
	Realogy Corp., 12.38%, 4/15/15		3,307	2,083,410

				4,754,860

Semiconductors & Semiconductor Equipment - 0.5%	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(i)		1,920	1,996,800

Software - 0.4%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		1,460	1,377,875
	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(e)(f)		684	13,687

				1,391,562

Specialty Retail - 1.8%	Asbury Automotive Group, Inc., 7.63%, 3/15/17		560	512,400
	General Nutrition Centers, Inc., 10.75%, 3/15/15		2,040	2,070,600
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(h)		1,685	1,236,369
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		1,255	1,324,025
	United Auto Group, Inc., 7.75%, 12/15/16		1,805	1,746,337

				6,889,731

Textiles, Apparel & Luxury Goods - 1.0%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	1,400	2,049,611
	Quiksilver, Inc., 6.88%, 4/15/15	USD	2,100	1,606,500

				3,656,111

Thrifts & Mortgage Finance - 0.5%	Residential Capital Corp., 8.38%, 6/30/10		3,015	1,748,700

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		900	884,250

Wireless Telecommunication Services - 5.6%	Cricket Communications, Inc., 9.38%, 11/01/14		3,030	2,916,375
	Cricket Communications, Inc., 10.00%, 7/15/15		2,160	2,095,200
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		2,160	2,095,200
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(e)		3,064	2,956,760
	FiberTower Corp., 11.00%, 11/15/12 (c)(e)		1,113	943,289
	iPCS, Inc., 2.41%, 5/01/13 (f)		1,295	1,142,838
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		3,755	3,764,387
	Nextel Communications, Inc., Series D, 7.38%, 8/01/15		200	185,000
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		2,780	2,641,000
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		170	153,850
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		385	323,400
	Sprint Capital Corp., 6.88%, 11/15/28		2,300	1,725,000

				20,942,299

	Total Corporate Bonds - 90.3%			339,770,371

	Floating Rate Loan Interests

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 2.10% 3/26/14		14	10,426
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.23% - 2.28%, 3/26/14		236	176,199
	Hawker Beechcraft, Term Loan B, 2.23%, 3/26/14		425	413,844

				600,469

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests		Par (000)	Value

Auto Components - 1.5%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14	USD	3,672	$3,212,569
	Dana Holding Corp., Term Advance, 7.25%, 1/31/15		2,645	2,361,165

				5,573,734

Automobiles - 0.5%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		2,017	1,767,256

Building Products - 1.2%	CPG International I Inc., Term Loan, 5.26%, 2/28/11		4,949	4,454,576

Capital Markets - 0.1%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06% 12/15/14		912	572,160

Chemicals - 0.8%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15		1,875	1,536,161
	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.49% - 3.54%, 7/30/14		988	869,000
	Solutia Inc., Loan, 7.25%, 2/28/14		527	533,203

				2,938,364

Consumer Finance - 1.1%	Chrysler Financial Corp. Return of Capital, 4.24%, 8/03/12		3,500	3,343,375
	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		791	759,913

				4,103,288

Diversified Financial Services - 1.1%	CIT Group, Term Loan A, 9.50%, 1/20/12		3,975	4,049,531

Diversified Telecommunication Services - 2.1%	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	5,257	7,940,713

Food & Staples Retailing - 0.5%	Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	2,050	2,108,083

Health Care Providers & Services - 2.3%	HCA Inc., Tranche A-1 Term Loan, 1.78%, 11/17/12		7,984	7,413,439
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11		1,622	1,354,567

				8,768,006

Hotels, Restaurants & Leisure - 1.2%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12		4,983	4,434,697

IT Services - 0.1%	First Data Corp., Initial Tranche B-1 Term Loan, 2.99% - 3.04%, 9/24/14		348	289,751

Independent Power Producers & Energy Traders - 1.6%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		345	256,517
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		1,871	1,393,301
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		5,880	4,343,033

				5,992,851

Machinery - 0.3%	Accuride Debtor In Possession., Term Loan, 10.00%, 10/07/10		284	284,000

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests		Par (000)	Value

	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10	USD	748	$735,891

				1,019,891

Media - 3.2%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		681	604,363
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		2,716	2,671,496
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		1,096	219,297
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		3,971	3,370,796
	New Vision Exit, Term Loan, 13.50%, 10/01/12		74	74,309
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		2,250	2,355,001
	Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	1,400	2,138,706
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	799	800,552

				12,234,520

Multiline Retail - 0.4%	Hema BV Mezzanine, 18.30%, 1/29/17	EUR	1,500	1,464,008
	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13	USD	208	177,154

				1,641,162

Oil, Gas & Consumable Fuels - 0.7%	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		3,728	2,796,052

Paper & Forest Products - 0.2%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		1,922	691,923

Real Estate Management & Development - 0.2%	Realogy Corp., Initial Term Loan B, 3.29%, 10/10/13		634	537,172
	Realogy Corp., Synthetic Letter of Credit, 3.24%, 10/10/13		171	144,623

				681,795

Specialty Retail - 0.4%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		449	349,544
	New Look Group Plc, 9.57%, 11/30/15 (e)	GBP	750	1,141,280

				1,490,824

	Total Floating Rate Loan Interests - 19.7%			74,149,646

	Other Interests (k)		Beneficial Interest (000)

Auto Components - 1.1%	Delphi Debtor in Possession Hold Co., LLP, Class B Membership Interests	USD	1	4,181,827
	Lear Corp. Escrow		700	7

				4,181,834

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		950	95

Media - 0.0%	Adelphia Escrow		1,300	130

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Other Interests (k)		Beneficial Interest (000)	Value

	Adelphia Recovery Trust	USD	1,630	$6,522
	New Vision LLC Holdings		6	47,681

				54,333

	Total Other Interests - 1.1%			4,236,262

	Preferred Stocks		Shares

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(f)		59,235	1

	Total Preferred Stocks - 0.0%			1

	Warrants (l)

Auto Components - 0.0%	Lear Corp. (expires 11/09/14)		2,744	168,739

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		54,577	1

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		802	8

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)		67,691	1
	New Vision Holdings LLC (expires 9/30/14)		26,189	262

				263

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)		2	–

	Total Warrants - 0.0%			169,011

	Total Long-Term Investments (Cost - $445,491,463) - 113.1%			425,872,681

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)		2,334,313	2,334,313

	Total Short-Term Securities (Cost - $2,334,313) - 0.7%			2,334,313

	Total Investments (Cost - $447,825,776*) - 113.8%			428,206,994
	Liabilities in Excess of Other Assets - (13.8)%			(51,819,710)

	Net Assets - 100.0%			$376,387,284

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$449,484,609

Gross unrealized appreciation	$19,647,589
Gross unrealized depreciation	(40,925,204)

Net unrealized depreciation	$(21,277,615)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(f)	Variable rate security. Rate shown is as of report date.

(g)	All or a portion of the security has been pledged as collateral in connection with open swaps.

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)

(h)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$443,156	$13,529

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$67,059	$1,077

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation

USD	31,171,601	EUR	20,956,000	Citibank NA	1/20/10	$(289,189)
USD	4,193,312	GBP	2,573,500	Citibank NA	1/27/10	(38,708)
USD	333,005	CAD	346,000	Goldman Sachs Bank USA	1/27/10	5,170

Total						$(322,727)

•	Credit default swaps on single-name issues-buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	805	$(10,786)
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,600	(37,919)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(127,726)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	900	(191,325)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	1,300	(179,442)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	1,300	(123,248)
Tyson Foods, Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	500	(31,420)
Centex Corp.	1.00%	Deutsche Bank AG	June 2014	USD	400	(9,304)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	400	(33,306)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	325	(18,348)

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centex Corp.	1.00%	Deutsche Bank AG	September 2014	USD	288	$525
Ford Motor Co.	5.00%	Deutsche Bank AG	September 2014	USD	1,350	8,263
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	1,650	(7,057)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	150	(530)
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	575	14,731
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	900	10,836

Total						$(736,056)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	BB-	USD	288	$(7,813)

[1] Using Standard & Poor’s rating of the issuer.

[2] The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	1,931	$23,385

•	Currency Abbreviations:

	CAD	Canadian Dollar
	EUR	Euro
	GBP	British Pound
	USD	US Dollar

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$7,115,850
Short-Term Securities	2,334,313

Total Level 1	9,450,163

Level 2
Long-Term Investments:
Common Stocks	430,886
Corporate Bonds	337,121,538
Floating Rate Loan Interests	43,541,541
Warrants	168,747

Total Level 2	381,262,712

Level 3
Long-Term Investments:
Common Stocks	654
Corporate Bonds	2,648,833
Floating Rate Loan Interests	30,608,105
Other Interests	4,236,262
Preferred Stocks	1
Warrants	264

Total Level 3	37,494,119

Total	$428,206,994

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$62,910	$(1,106,121)
Level 3	—	(104,791)

Total	$62,910	$(1,210,912)

[1] Other financial instruments are swaps, foreign currency exchange contracts and unfunded loan commitments, which are shown at the unrealized appreciation/depreciation on the investment.

BlackRock Corporate High Yield Fund VI, Inc. (HYT)
Schedule of Investments November 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Warrants	Total

Balance, as of August 31, 2009	$672	$2,197,802	$33,422,195	$6,747	$1	$10	$35,627,427
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	316,102	(7,102,876)	—	—	—	(6,786,774)
Change in unrealized appreciation/depreciation[2]	(18)	(79,520)	19,924,958	—	—	(8)	19,845,412
Net purchases (sales)	—	(753,304)	(6,588,586)	—	—	—	(7,341,890)
Net transfer in/out of Level 3	—	967,753	(9,047,586)	4,229,515	—	262	(3,850,056)

Balance, as of November 30,	$654	$2,648,833	$30,608,105	$4,236,262	$1	$264	$37,494,119

[2] The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $12,129,345.

The following is a reconciliation of other financial instruments for the unobservable inputs (Level 3) used in determining fair value:

Other Financial Instruments[3]

Liabilities

Balance, as of August 31, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfer in/out of Level 3	$(104,791)

Balance, as of November 30, 2009	$(104,791)

[3] Other financial instruments are unfunded loan commitments.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund VI, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund VI, Inc.

Date: January 22, 2010